Related parties (Details Textual) ₨ in Thousands			12 Months Ended
	Feb. 01, 2012 INR (₨)	Jun. 01, 2010 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Ms Raju Vegesna Infotech and Industries Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease			During the year 2011 -12, the Company had entered into a lease agreement with M/s Raju Vegesna Infotech and Industries Private Limited, the holding Company, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 75 (Rupees Seventy Five Thousand Only) per month. Subsequently, the Company entered into an amendment agreement with effect from April 1, 2013, providing for automatic renewal for a further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.
Agreed monthly lease rent	₨ 75
Ms Raju Vegesna Developers Private Limited [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease			During the year 2011 - 12, the Company had also entered into a lease agreement with M/s Raju Vegesna Developers Private Limited, a Company in which Mr. Ananda Raju Vegesna, Executive Director of the Company and Mr. Raju Vegesna, Chairman and Managing director of the Company exercise significant influence, to lease the premises owned by it for a period of three years effective February 1, 2012 on a rent of ₹ 30 (Rupees Thirty Thousand Only) per month. The agreement provides for the automatic renewal for further period of two blocks of 3 years with an escalation of 15% on the last paid rent after the end of every three years.
Agreed monthly lease rent	₨ 30
Ms Radhika Vegesna [Member]
Disclosure of related parties [Line Items]
Description of material leasing arrangements by lessee classified as finance lease			During the year 2010-11, the Company had entered into a lease agreement with Ms. Radhika Vegesna, daughter of Mr. Ananda Raju Vegesna, Executive Director of the company, to lease the premises owned by her for a period of three years effective June 1, 2010 on a rent of ₹294 (Rupees Two Ninety Four Thousand Only) per month and payment of refundable security deposit of ₹2,558. This arrangement will automatically be renewed for a further period of two blocks of three years with all the terms remaining unchanged.
Agreed monthly lease rent		₨ 294
Refundable security deposit payment		₨ 2,558
Ms Radhika Vegesna [Member] | Renewed Lease Agreement [Member]
Disclosure of related parties [Line Items]
Agreed monthly lease rent | $			$ 556
Refundable security deposit payment				₨ 3,000
Term of lease agreement			3 years
Term of renewal of lease agreement			3 years